Condensed Carve out Consolidated Interim Statements of Cash Flows	10 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Condensed Carve out Consolidated Interim Statements of Cash Flows
Net loss	$ (34,701,404)	$ (2,577,667)
Non-cash adjustment:
Fair Value loss on derivative warrant	181,250
Foreign exchange	13,706	(3,600)
Listing expense	31,997,660
Transaction expenses	1,460,695
Changes in working capital:
Other receivables	124,020	(25,914)
Prepaids	70,216	(68,912)
Accounts payable and accrued liabilities	(688,035)	151,610
Cash used in operating activities	(1,541,892)	(2,524,483)
Decrease in restricted cash	29,557
Cash provided from investing activities	29,557
Proceeds received from convertible note	2,500,000
Proceeds received from Psyence Group Inc		2,256,778
Cash provided from financing activities	2,500,000	2,256,778
Change in cash and cash equivalents	987,665	(1,485,732)
Cash and cash equivalents, beginning of period	1,334,343	1,753,437
Cash and cash equivalents, end of period	$ 2,322,008	$ 267,705